Taxation (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income tax expense is comprised of:
Current income tax	$ 1,869,437	$ 4,789,085	$ 3,132,831
Deferred income tax (benefit)/ expense	885,311	(662,741)	(274,924)
Total	$ 2,754,749	$ 4,121,338	$ 2,857,907